FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Summary of interest rate swaps not designated as hedges
The interest rate swaps are not designated as hedges and are summarized as of June 30, 2021 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
11,318	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
561,318

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2021 and December 31, 2020 are as follows:

	2021		2020
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	140,361	140,361	174,721	174,721
Restricted cash	1,140	1,140	14,928	14,928
Marketable securities	2,673	2,673	2,639	2,639
Marketable securities pledged to creditors	—	—	5,835	5,835
Derivative instruments receivable	4,557	4,557	—	—
Liabilities:
Floating rate debt	2,075,867	2,075,867	2,089,930	2,089,930
Fixed rate debt	161,700	160,141	66,251	65,348
Derivative instruments payable	9,972	9,972	19,261	19,261

Financial assets and liabilities measured at fair value on recurring basis
The estimated fair value of financial assets and liabilities as of June 30, 2021 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	140,361	140,361	—	—
Restricted cash	1,140	1,140	—	—
Marketable securities	2,673	2,673	—	—
Derivative instruments receivable	4,557	—	4,557	—
Liabilities:
Floating rate debt	2,075,867	—	2,075,867	—
Fixed rate debt	160,141	—	—	160,141
Derivative instruments payable	9,972	—	9,972	—

The estimated fair value of financial assets and liabilities as of December 31, 2020 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	174,721	174,721	—	—
Restricted cash	14,928	14,928	—	—
Marketable securities	2,639	2,639	—	—
Marketable securities pledged to creditors	5,835	5,835	—	—
Liabilities:
Floating rate debt	2,089,930	—	2,089,930	—
Fixed rate debt	65,348	—	6,251	59,097
Derivative instruments payable	19,261	—	19,261	—